Derivatives and Hedging (Tables)	6 Months Ended
Jun. 30, 2011
Derivatives and Hedging (Tables) [Abstract]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments

	Volume
	June 30,	December 31,	Unit of
	2011	2010	Measure
	(in millions)
Commodity:
Power	875	652	MWHs
Coal	48	63	Tons
Natural Gas	91	94	MMBtus
Heating Oil and Gasoline	7	6	Gallons
Interest Rate	$267	$171	USD

Interest Rate and Foreign Currency	$597	$907	USD

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
June 30, 2011

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (a)(b)	Total
	(in millions)
Current Risk Management Assets	$669	$26	$6	$(528)	$173
Long-term Risk Management Assets	482	13	3	(155)	343
Total Assets	1,151	39	9	(683)	516

Current Risk Management Liabilities	636	14	2	(558)	94
Long-term Risk Management Liabilities	317	6	1	(200)	124
Total Liabilities	953	20	3	(758)	218

Total MTM Derivative Contract Net Assets
(Liabilities)	$198	$19	$6	$75	$298

Fair Value of Derivative Instruments
December 31, 2010

	Risk Management
	Contracts	Hedging Contracts
			Interest Rate
			and Foreign
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Other (a)(b)	Total
	(in millions)
Current Risk Management Assets	$1,023	$18	$30	$(839)	$232
Long-term Risk Management Assets	546	12	2	(150)	410
Total Assets	1,569	30	32	(989)	642

Current Risk Management Liabilities	995	13	2	(881)	129
Long-term Risk Management Liabilities	387	6	3	(255)	141
Total Liabilities	1,382	19	5	(1,136)	270

Total MTM Derivative Contract Net Assets
(Liabilities)	$187	$11	$27	$147	$372

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the Condensed Consolidated Balance Sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include dedesignated risk management contracts.

Amount of Gain Loss Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
For the Three Months Ended June 30, 2011 and 2010

Location of Gain (Loss)	2011	2010
	(in millions)
Utility Operations Revenue	$18	$7
Other Revenue	13	8
Regulatory Assets (a)	(5)	(14)
Regulatory Liabilities (a)	5	(4)
Total Gain (Loss) on Risk Management Contracts	$31	$(3)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
For the Six Months Ended June 30, 2011 and 2010

Location of Gain (Loss)	2011	2010
	(in millions)
Utility Operations Revenue	$38	$45
Other Revenue	15	9
Regulatory Assets (a)	(1)	(3)
Regulatory Liabilities (a)	11	27
Total Gain (Loss) on Risk Management Contracts	$63	$78

(a) Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheet.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
For the Three Months Ended June 30, 2011
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of March 31, 2011	$8	$4	$12
Changes in Fair Value Recognized in AOCI	3	-	3
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	2	-	2
Other Revenue	(1)	-	(1)
Purchased Electricity for Resale	(1)	-	(1)
Interest Expense	-	1	1
Regulatory Assets (a)	1	-	1
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of June 30, 2011	$12	$5	$17

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
For the Three Months Ended June 30, 2010
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of March 31, 2010	$2	$(13)	$(11)
Changes in Fair Value Recognized in AOCI	1	(3)	(2)
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	-	-	-
Other Revenue	(2)	-	(2)
Purchased Electricity for Resale	1	-	1
Interest Expense	-	1	1
Regulatory Assets (a)	-	-	-
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of June 30, 2010	$2	$(15)	$(13)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
For the Six Months Ended June 30, 2011
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	5	(1)	4
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	2	-	2
Other Revenue	(2)	-	(2)
Purchased Electricity for Resale	(1)	-	(1)
Interest Expense	-	2	2
Regulatory Assets (a)	1	-	1
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of June 30, 2011	$12	$5	$17

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
For the Six Months Ended June 30, 2010
		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	4	(4)	-
Amount of (Gain) or Loss Reclassified from AOCI
to Income Statement/within Balance Sheet:
Utility Operations Revenue	-	-	-
Other Revenue	(3)	-	(3)
Purchased Electricity for Resale	2	-	2
Interest Expense	-	2	2
Regulatory Assets (a)	1	-	1
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of June 30, 2010	$2	$(15)	$(13)

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either
	current or noncurrent on the balance sheet.

Impact of Cash Flow Hedges on our Consolidated Balance Sheet
Impact of Cash Flow Hedges on our Condensed Consolidated Balance Sheet
June 30, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$21	$1	$22
Hedging Liabilities (a)	2	3	5
AOCI Gain (Loss) Net of Tax	12	5	17
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	7	(2)	5

Impact of Cash Flow Hedges on our Condensed Consolidated Balance Sheet
December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$13	$25	$38
Hedging Liabilities (a)	2	4	6
AOCI Gain (Loss) Net of Tax	7	4	11
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	3	(2)	1

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our Condensed Consolidated Balance Sheets.

Collateral Required
	June 30,	December 31,
	2011	2010
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$29	$20
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	34	45
Amount Attributable to RTO and ISO Activities	34	44

Cross Default Provision
	June 30,	December 31,
	2011	2010
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$344	$401
Amount of Cash Collateral Posted	35	81
Additional Settlement Liability if Cross Default Provision is Triggered	179	213